Other disclosures - Share-based payment schemes - Long-term share-based incentive programme - Narrative (Details) shares in Millions	12 Months Ended
	Dec. 31, 2024 mo shares kr / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period	3 years
Financial target period	3 years
Outstanding at the end of the year (in shares) | shares	13.3	18.9	21.4
CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum share allocation, amount of month's base salary	30
Executive Vice President
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum share allocation, amount of month's base salary	24
Senior Vice President
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum share allocation, amount of month's base salary	15.6
Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period	3 years	3 years	3 years
Award holding period	2 years
Long-term share-based incentive programme (Management Board) | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period	3 years
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares	kr 767
Long-term share-based incentive programme (Management Board) | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation	50.00%
Long-term share-based incentive programme (Management Board) | Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation	50.00%